3 - Investment Securities: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Held to Maturity, at amortized cost	[1]	$ 5,010,190	$ 12,003,446
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		5,010,190	12,003,446
Held-to-maturity Securities, Unrecognized Holding Gain		26,507	81,586
Held-to-maturity Securities, Unrecognized Holding Loss		(21,384)	(151,205)
Held-to-maturity Securities, Fair Value		$ 5,015,313	$ 11,933,827

[1]	See Note 3.